LEASES - Rollforward of right of use assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
LEASES
Beginning balance	$ 1,757,206
Reclassification to assets held for sale	(462,903)
Acquisitions	321,733
Additions	33,938
Expenses depreciation	(172,461)		$ (160,768)	$ (179,474)
Disposals	(210,821)
Revaluation	90,133
Effect of changes in foreign exchange rate	(27,107)
Ending balance	1,329,718	[1]	1,757,206
Discontinued operations
LEASES
Ending balance	192,114
Aggregate continuing and discontinued operations
LEASES
Beginning balance	1,757,206		1,634,045
Acquisitions			205,034
Additions			62,074
Expenses depreciation			(207,560)
Disposals			(114,144)
Revaluation			92,271
Effect of changes in foreign exchange rate			85,486
Ending balance			1,757,206	1,634,045
Banistmo S.A.
LEASES
Reclassification to assets held for sale	(462,903)
Additions	5,919
Disposals	(192,114)
Revaluation	(189,350)
Effect of changes in foreign exchange rate	52,528
Banistmo S.A. | Discontinued operations
LEASES
Expenses depreciation	(34,830)		(46,792)	(50,191)
Buildings
LEASES
Expenses depreciation	(157,704)		(145,827)
Computer equipment
LEASES
Expenses depreciation	(10,779)		(11,230)
Furniture and fixtures
LEASES
Expenses depreciation	(1,098)		(656)
Vehicles
LEASES
Expenses depreciation	(2,880)		(3,055)
Loans and advances to customers
LEASES
Beginning balance	2,739,495		2,383,508
Reclassification to assets held for sale	(809,934)
Acquisitions	321,733		205,034
Additions	33,938		62,074
Disposals	(256,196)		(156,617)
Revaluation	89,967		92,271
Effect of changes in foreign exchange rate	(57,659)		153,225
Ending balance	2,061,344		2,739,495	2,383,508
Loans and advances to customers | Buildings
LEASES
Beginning balance	2,644,519		2,302,922
Reclassification to assets held for sale	(797,348)
Acquisitions	129,082		105,666
Additions	33,938		61,879
Disposals	(99,936)		(62,106)
Revaluation	102,512		91,414
Effect of changes in foreign exchange rate	(48,283)		144,744
Ending balance	1,964,484		2,644,519	2,302,922
Loans and advances to customers | Computer equipment
LEASES
Beginning balance	67,701		58,069
Reclassification to assets held for sale	(12,586)
Acquisitions	37,568		4,552
Additions	0		195
Disposals	(10,236)		(3,538)
Revaluation	(5,071)		803
Effect of changes in foreign exchange rate	(8,261)		7,620
Ending balance	69,115		67,701	58,069
Loans and advances to customers | Furniture and fixtures
LEASES
Beginning balance	7,986		2,762
Acquisitions	8,075		5,083
Disposals	0		(509)
Revaluation	(7,692)		33
Effect of changes in foreign exchange rate	(971)		617
Ending balance	7,398		7,986	2,762
Loans and advances to customers | Vehicles
LEASES
Beginning balance	19,289		19,755
Acquisitions	147,008		89,733
Disposals	(146,024)		(90,464)
Revaluation	218		21
Effect of changes in foreign exchange rate	(144)		244
Ending balance	20,347		19,289	19,755
Accumulated depreciation
LEASES
Beginning balance	(982,289)		(749,463)
Reclassification to assets held for sale	347,031
Expenses depreciation	(172,461)		(207,560)
Disposals	45,375		42,473
Revaluation	166
Effect of changes in foreign exchange rate	30,552		(67,739)
Ending balance	(731,626)		(982,289)	(749,463)
Accumulated depreciation | Buildings
LEASES
Beginning balance	(925,898)		(706,786)
Reclassification to assets held for sale	339,138
Expenses depreciation	(157,704)		(191,472)
Disposals	35,994		34,561
Revaluation	166
Effect of changes in foreign exchange rate	24,995		(62,201)
Ending balance	(683,309)		(925,898)	(706,786)
Accumulated depreciation | Computer equipment
LEASES
Beginning balance	(48,916)		(34,936)
Reclassification to assets held for sale	7,893
Expenses depreciation	(10,779)		(12,352)
Disposals	9,373		3,398
Effect of changes in foreign exchange rate	5,082		(5,026)
Ending balance	(37,347)		(48,916)	(34,936)
Accumulated depreciation | Furniture and fixtures
LEASES
Beginning balance	(3,071)		(2,607)
Expenses depreciation	(1,098)		(656)
Disposals	0		509
Effect of changes in foreign exchange rate	396		(317)
Ending balance	(3,773)		(3,071)	(2,607)
Accumulated depreciation | Furniture and fixtures | Banistmo S.A.
LEASES
Expenses depreciation			(160,768)
Accumulated depreciation | Furniture and fixtures | Banistmo S.A. | Discontinued operations
LEASES
Expenses depreciation			(46,792)
Accumulated depreciation | Vehicles
LEASES
Beginning balance	(4,404)		(5,134)
Expenses depreciation	(2,880)		(3,080)
Disposals	8		4,005
Effect of changes in foreign exchange rate	79		(195)
Ending balance	$ (7,197)		$ (4,404)	$ (5,134)

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.